Income Taxes (Details) - Schedule of Recognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recognized Tax Benefits [Abstract]
Unrecognized tax benefits, beginning of year	$ 38	$ 0
Increases related to prior year tax positions	5	12
Decreases related to prior year tax positions	0	0
Increases related to current year tax positions	36	26
Unrecognized tax benefits, end of year	$ 79	$ 38